Basic and diluted loss per share (Details) £ / shares in Units, £ in Thousands		12 Months Ended
		Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Feb. 09, 2021	Jan. 22, 2021
Basic and diluted loss [Abstract]
Loss for the year | £		£ (74,093)	£ (103,931)	£ (71,630)
Basic and diluted weighted average number of shares (in shares) | shares		26,523,411	22,297,935	21,558,890
Basic and diluted loss per share (in pounds per share) | £ / shares	[1]	£ (2.79)	£ (4.66)	£ (3.32)
Forecast [Member] | Immunocore Holdings plc [member]
Events after reporting period
Share exchange and stock split conversion rate					20.00
Forecast [Member] | Immunocore Holdings Limited [Member]
Events after reporting period
Share exchange and stock split conversion rate					0.01	0.01

[1]	(1) The basic and diluted loss per share are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company's ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company's initial public offering which closed on February 9, 2021. No other adjustments have been made to the consolidated financial statements of the Group in regard to the corporate reorganization. Refer to Note 30 for further information.